Debt - Additional Information (Detail) € / shares in Units, € in Millions, £ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2019 MXN ($) CreditFacility € / shares shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 GBP (£) shares
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds		4.16%	4.31%
Commercial paper | $		$ 2,599.1
Number of revolving syndicated credit facilities | CreditFacility		2
Number of shares delivered | shares		71,063,212,170		71,063,212,170	71,063,212,170	71,063,212,170
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of detailed information about borrowings [line items]
Number of shares delivered | shares	224,695,844
Percentage of shares outstanding	5.00%
Nominal outstanding amount of bond | €	€ 750
Sale of share price per share | € / shares		$ 3.3374
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €	€ 900
Borrowings, maturity	2073	2073
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | $				$ 2,000
Borrowings, maturity		2021
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | $				$ 2,500
Borrowings, maturity		2024
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €					€ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €					€ 550
Borrowings interest rate		6.375%		6.375%	6.375%	6.375%
Capital securities beginning redemption period		2023
Borrowings, original currency		Euros
Series Two Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | £						£ 550
Borrowings interest rate		6.375%		6.375%	6.375%	6.375%
Capital securities beginning redemption period		2020
Borrowings, original currency		Sterling pounds
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Percentage of leverage for equity credit		50.00%
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper | $		$ 53,645.0	$ 29,651.0
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2020	2019
Borrowings interest rate		0.03%		0.03%	0.03%	0.03%
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings		4.90%	4.90%